Premises and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 14 - Premises and equipment

The premises and equipment are stated at cost less accumulated depreciation and amortization as follows:

(In thousands)	Useful life in years	2011	2010
Land		$108,468	$103,632
Buildings	7-50	493,746	494,512
Equipment	1-10	312,975	324,106
Leasehold improvements	3-10	88,882	86,117
		895,603	904,735
Less - Accumulated depreciation
and amortization		471,083	467,706
Subtotal		424,520	437,029
Construction in progress		5,498	4,792
Total premises and equipment, net		$538,486	$545,453

Depreciation and amortization of premises and equipment for the year 2011 was $46.4 million (2010 -$58.9 million; 2009 - $64.4 million), of which $23.8 million (2010 - $24.4 million; 2009 - $24.1 million) was charged to occupancy expense and $22.6 million (2010 - $34.5 million; 2009 - $40.3 million) was charged to equipment, communications and other operating expenses. Occupancy expense is net of rental income of $23.3 million (2010 - $27.1 million; 2009 - $26.6 million).